Prepayments and other current assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of prepayments and other current assets, net
Prepayments and other current assets, net consist of the following:

	December 31,
	2019	2020
	RMB	RMB
Deposits to financial partners and other vendors	35,988	33,969
Prepaid expenses	32,735	19,555

Prepaid input VAT	4,877	6,607
Short-term loan to third parties	2,742	5,392
Others	3,488	2,137

Total prepayments and other current assets	79,830	67,660

Bad debt provision	(1,500)	(1,500)
Total prepayments and other current assets, net	78,330	66,160